Document and Entity Information	Jan. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 31, 2025
Entity Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001517228
Entity File Number	001-36146
Entity Tax Identification Number	27-4332098
Entity Address, Address Line One	3642 E.
Entity Address, Address Line Two	US Highway 70
Entity Address, City or Town	Claremont
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28610
City Area Code	828
Local Phone Number	459-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	COMM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On February 5, 2025, CommScope Holding Company, Inc. (the “Company” or “CommScope”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with respect to the disposition of its Outdoor Wireless Networks business segment (the “OWN Business”) as well as the Distributed Antenna Systems business unit of its Networking, Intelligent Cellular & Security Solutions segment (the “DAS Business”) pursuant to the Purchase Agreement (the “Purchase Agreement”), dated as of July 18, 2024 by and between the Company and Amphenol Corporation referred to therein and below. This Amendment No. 1 on Form 8-K/A amends Item 9.01 of the Original Form 8-K in its entirety to correct a typographical error with respect to certain disclaimer language.